Income Taxes - Summary of Deferred Tax Assets And Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	₩ 3,177,551	₩ 2,660,963
Liabilities	(3,140,433)	(3,105,147)
Net	37,118	(444,185)	₩ (280,106)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	147,243	153,136
Liabilities	(19)
Net	147,224	153,136	181,143
Property, plant and equipment depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	84,890	68,649
Liabilities	(52,654)	(46,438)
Net	32,236	22,211	9,837
Share of profit or loss of equity-accounted investees [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	281,049	177,467
Liabilities	(61,618)	(58,353)
Net	219,431	119,114	227,594
Allowance for inventories valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	11,542	9,445
Net	11,542	9,445	10,676
Property, plant and equipment revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(1,733,999)	(1,818,461)
Net	(1,733,999)	(1,818,461)	(1,789,748)
Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	19,859	15,212
Liabilities	(28)
Net	19,831	15,212	17,259
Property, plant and equipment impairment loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	383,503	137,326
Liabilities		0
Net	383,503	137,326	4,613
Gain or loss on foreign currency [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	101,244	136,360
Liabilities	(152,889)	(129,324)
Net	(51,645)	7,036	(38,010)
Defined benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	478,144	426,930
Liabilities	(599,964)	(522,613)
Net	(121,820)	(95,683)	(73,589)
Provision for construction losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	17,605	7,303
Net	17,605	7,303	7,405
Provision for construction warranty [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	63,515	61,801
Net	63,515	61,801	70,318
Accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(41,176)	(30,816)
Net	(41,176)	(30,816)	(13,094)
Impairment loss on AFS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	108,598	112,555
Net	108,598	112,555	75,919
Difference in acquisition costs of treasury shares [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	69,408	69,408
Net	69,408	69,408	70,532
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	571,199	338,700
Liabilities	(181,474)	(77,836)
Net	389,725	260,863	352,355
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	2,337,799	1,714,292
Liabilities	(2,823,821)	(2,683,841)
Net	(486,022)	(969,550)	(886,790)
Changes in fair value of investments in equity instruments measured at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	167,070	220,276
Liabilities	(10,079)	(90,135)
Net	156,991	130,141	156,885
Other deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	177,938	193,384
Liabilities	(24,062)	(25,363)
Net	153,876	168,021	130,272
Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	345,008	413,660
Liabilities	(34,141)	(115,498)
Net	310,867	298,162	287,157
Tax credit carryforward and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	72,406	91,839
Net	72,406	91,839	115,589
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	422,338	441,172
Liabilities	(282,471)	(305,808)
Net	₩ 139,867	₩ 135,364	₩ 203,938